Eaton Vance
Growth Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	16,555	$ 2,680,751
		$ 2,680,751
Automobile Components — 0.9%
Aptiv PLC(1)	30,828	$ 3,039,332
		$ 3,039,332
Automobiles — 1.1%
Tesla, Inc.(1)	13,438	$ 3,362,456
		$ 3,362,456
Beverages — 1.5%
Coca-Cola Co. (The)	84,127	$ 4,709,429
		$ 4,709,429
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(1)	4,726	$ 1,643,419
		$ 1,643,419
Broadline Retail — 7.3%
Amazon.com, Inc.(1)	184,841	$ 23,496,988
		$ 23,496,988
Building Products — 0.9%
Trane Technologies PLC	14,756	$ 2,994,140
		$ 2,994,140
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	29,398	$ 3,234,368
S&P Global, Inc.	8,759	3,200,626
Tradeweb Markets, Inc., Class A	39,123	3,137,665
		$ 9,572,659
Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	74,231	$ 3,198,614
Waste Connections, Inc.	27,293	3,665,450
		$ 6,864,064
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	9,521	$ 5,378,984
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	16,022	$ 2,562,399
		$ 7,941,383
Electrical Equipment — 1.4%
AMETEK, Inc.	30,249	$ 4,469,592
		$ 4,469,592
Entertainment — 1.4%
Netflix, Inc.(1)	11,863	$ 4,479,469
		$ 4,479,469
Financial Services — 3.9%
Shift4 Payments, Inc., Class A(1)(2)	33,465	$ 1,852,957
Visa, Inc., Class A	46,524	10,700,985
		$ 12,553,942
Food Products — 1.1%
Mondelez International, Inc., Class A	51,338	$ 3,562,857
		$ 3,562,857
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	68,376	$ 3,144,612
		$ 3,144,612
Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.(1)	19,191	$ 5,609,337
Stryker Corp.	11,484	3,138,233
		$ 8,747,570
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	11,619	$ 5,858,184
		$ 5,858,184
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	42,306	$ 3,861,269
		$ 3,861,269
Interactive Media & Services — 11.4%
Alphabet, Inc., Class A(1)	153,781	$ 20,123,782
Alphabet, Inc., Class C(1)	60,430	7,967,696
Meta Platforms, Inc., Class A(1)	27,702	8,316,417
		$ 36,407,895

Eaton Vance
Growth Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.6%
Accenture PLC, Class A	16,586	$ 5,093,726
		$ 5,093,726
Life Sciences Tools & Services — 1.2%
Danaher Corp.	8,644	$ 2,144,576
Thermo Fisher Scientific, Inc.	3,046	1,541,794
		$ 3,686,370
Pharmaceuticals — 2.8%
Eli Lilly & Co.	16,436	$ 8,828,269
		$ 8,828,269
Professional Services — 1.9%
Paycom Software, Inc.	8,817	$ 2,285,984
TransUnion	54,103	3,884,054
		$ 6,170,038
Real Estate Management & Development — 1.1%
FirstService Corp.	23,724	$ 3,452,791
		$ 3,452,791
Semiconductors & Semiconductor Equipment — 11.2%
Analog Devices, Inc.	34,460	$ 6,033,601
Lam Research Corp.	11,445	7,173,383
NVIDIA Corp.	44,670	19,431,003
QUALCOMM, Inc.	29,878	3,318,251
		$ 35,956,238
Software — 20.9%
Adobe, Inc.(1)	24,045	$ 12,260,546
Autodesk, Inc.(1)	12,337	2,552,649
Fair Isaac Corp.(1)	2,131	1,850,837
Fortinet, Inc.(1)	46,456	2,726,038
Intuit, Inc.	17,392	8,886,268
Microsoft Corp.	98,558	31,119,689
Salesforce, Inc.(1)	25,171	5,104,175
Zscaler, Inc.(1)	15,109	2,350,809
		$ 66,851,011
Specialty Retail — 3.2%
Home Depot, Inc. (The)	7,745	$ 2,340,229
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	87,696	$ 7,794,421
		$ 10,134,650
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	149,898	$ 25,664,037
		$ 25,664,037
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(1)	4,179	$ 1,611,464
NIKE, Inc., Class B	33,368	3,190,649
		$ 4,802,113
Total Common Stocks (identified cost $156,973,588)		$320,029,254

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	2,638	$ 2,638
Total Short-Term Investments (identified cost $2,638)		$ 2,638
Total Investments — 99.9% (identified cost $156,976,226)		$320,031,892
Other Assets, Less Liabilities — 0.1%		$ 401,009
Net Assets — 100.0%		$320,432,901
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $790,628 and the total market value of the collateral received by the Fund was $803,169, comprised of U.S. government and/or agencies securities.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Eaton Vance
Growth Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,638, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Fund
Liquidity Fund, Institutional Class(1)	$344,907	$21,001,792	$(21,344,061)	$ —	$ —	$2,638	$33,983	2,638
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$320,029,254*	$ —	$ —	$320,029,254
Short-Term Investments	2,638	—	—	2,638
Total Investments	$320,031,892	$ —	$ —	$320,031,892
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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